Financial Instruments (Details 5) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 12,590	₪ 12,938
Fair value	12,550	13,696
Unlinked [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	4,235	4,436
Fair value	₪ 4,324	4,693
Fair value weighted average discount rate	3.09%
Issued to the public (CPI linked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 3,464	4,088
Fair value	₪ 3,602	4,338
Fair value weighted average discount rate	0.88%
Issued to the public (Unlinked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 4,681	4,097
Fair value	₪ 4,405	4,322
Fair value weighted average discount rate	2.86%
Issued to institutional investors (CPI linked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 8	15
Fair value	₪ 8	17
Fair value weighted average discount rate	0.55%
Issued to institutional investors (unlinked) [Member]
Secured Loans From Banks And Others [Abstract]
Carrying amount	₪ 202	302
Fair value	₪ 211	₪ 326
Fair value weighted average discount rate	3.11%